Expense Example - MassMutual Advantage Funds_Pro	Sep. 30, 2025 USD ($)
MassMutual Clinton Limited Term Municipal Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	843
MassMutual Clinton Limited Term Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	963
MassMutual Clinton Limited Term Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	1,475
MassMutual Clinton Municipal Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	931
MassMutual Clinton Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,050
MassMutual Clinton Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	564
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,558
MassMutual Clinton Municipal Credit Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,150
MassMutual Clinton Municipal Credit Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,267
MassMutual Clinton Municipal Credit Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	339
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	1,764
MML Barings Global Floating Rate Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,213
MML Barings Global Floating Rate Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,287
MML Barings Global Floating Rate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	791
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	1,901
MML Barings Global Floating Rate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,072
Expense Example, with Redemption, 10 Years	2,346
MML Barings Global Floating Rate Fund | Class M1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,208
MML Barings Global Floating Rate Fund | Class M2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,177
MML Barings Unconstrained Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,318
MML Barings Unconstrained Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,375
MML Barings Unconstrained Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	2,023
MML Barings Unconstrained Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	2,448
MML Barings Unconstrained Income Fund | Class M1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,313
MML Barings Unconstrained Income Fund | Class M2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	$ 1,273